Accumulated Other Comprehensive Loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated Other Comprehensive Income (Loss) [Abstract]
Accumulated Other Comprehensive Loss [Table Text Block]

	12/31/2012	12/31/2011	12/31/2010
Unrealized gains on available for sale securities	$800	$823	$399
Unrecognized expense for defined benefit pension	(2,219)	(3,079)	(1,864)
Accumulated other comprehensive loss	$(1,419)	$(2,256)	$(1,465)